UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
January 1, 2020 to June 30, 2020

Commission File Number of issuing entity:	333-136787-01
Central Index Key Number of issuing entity:	0001366928

AEP TEXAS CENTRAL TRANSITION FUNDING II LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-136787
Central Index Key Number of depositor:	0001721781

AEP TEXAS INC.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0001721781

AEP TEXAS INC.
(Exact name of sponsor as specified in its charter)

THOMAS G. BERKEMEYER, Associate General Counsel
AMERICAN ELECTRIC POWER SERVICE CORPORATION
(614) 716-1648
(Name and telephone number, including area code, of the person to contact in connection with this filing)
DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

76-0830689
(IRS Employer Identification No.)

539 N. Carancahua Street, Suite 1700, Corpus Christi, Texas	78401
(Address of principal executive offices of the issuing entity)	(Zip Code)

(361) 881-5398
(Telephone number, including area code)

None
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Transition Bonds, Series A, Tranche A-5			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒	No

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is June 30, 2020.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Transition Bonds, Series A (the "Series A Bonds"), dated October 4, 2006, and related Prospectus, dated October 4, 2006, of AEP Texas Central Transition Funding II LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on October 6, 2006 under the depositor’s Commission File Number.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Series A Bonds have been made with respect to the July 1, 2020 distribution date.

Item 1A. Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B. Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sale of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5. Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6. Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7. Change in Sponsor Interest in the Securities

None.

Item 8. Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9. Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 10. Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1 Semi-annual Servicer's Certificate relating to the Series A Bonds, dated July 1, 2020.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

*99.1 Semi-annual Servicer's Certificate relating to the Series A Bonds, dated July 1, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AEP Texas Central Transition Funding II LLC
(Issuing Entity)

Date: July 1, 2020	By:	AEP Texas Inc.

	By:	/s/ Julia A. Sloat
	Name:	Julia A. Sloat
	Title:	Treasurer and Senior Officer in Charge of the Servicing Function